Cover	Jun. 02, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 02, 2022
Entity Registrant Name	TORRID HOLDINGS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40571
Entity Tax Identification Number	84-3517567
Entity Address, Address Line One	18501 East San Jose Avenue
Entity Address, Address Line Two	City of Industry, California 91748
City Area Code	(626)
Local Phone Number	667-1002
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	CURV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001792781
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Address, City or Town	City of Industry
Entity Address, Postal Zip Code	91748
Entity Address, State or Province	CA